Available For Sale Investments	12 Months Ended
Dec. 31, 2011
Available-for-Sale Investment [Abstract]
AVAILABLE-FOR-SALE INVESTMENTS

16.    AVAILABLE-FOR-SALE INVESTMENTS

The available-for-sale investments consist primarily of investments in debt and equity securities held in trust on behalf of BLPC’s SIF for the purpose of building an insurance fund to cover risk against damage and consequential loss to certain of BLPC’s generating, transmissions and distribution systems. The SIF Fund assets are not available to the Company for use in its operations.

Emera has classified these investments as available-for-sale and recorded all such investments at their fair market value as at December 31, 2011.

Available-for-sale financial assets as at December 31 include the following:

millions of Canadian dollars	2011	2010
Common shares	$1.3	$0.8
Mutual funds	17.8	-
Corporate bonds, debentures, short and medium term notes	27.7	-
Government bonds	7.8	-
	$54.6	$0.8

The change in available-for-sale assets is as follows:

millions of Canadian dollars	2011	2010
Balance, beginning of the period	$0.8	$1.0
Resulting from acquisitions	53.5	-
Additions, net of foreign exchange loss	36.5	-
Disposals	(35.8)	-
	$55.0	$1.0
Change in fair value
Gain recognized in regulatory liability	(0.1)	-
Loss recognized in other comprehensive income during the period	(0.3)	(0.2)
	$(0.4)	$(0.2)
Balance, end of the period	$54.6	$0.8

There were no impairment provisions for available-for-sale investments for the years ended 2011 and 2010.

The maturity profile of debt securities included in the available-for-sale assets as at December 31 is as follows:

millions of Canadian dollars	2011	2010
Maturity within 1 year	$12.7	-
Maturity in 1-5 years	22.8	-
	$35.5	-

The maximum exposure to credit risk at the reporting date is the carrying value of the debt securities. None of these financial instruments are either past due or impaired.